Accounts Payable, Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Accounts Payable, Accrued Expenses and Other Current Liabilities

NOTE 6—ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following (in thousands):

	May 4, 2013	February 2, 2013
Accounts payable	$74,712	$81,608
Accrued catalog costs	42,548	6,906
Accrued compensation	22,386	16,621
Accrued freight and duty	15,866	17,639
Accrued sales taxes	10,727	12,783
Accrued occupancy	5,869	5,842
Accrued professional fees	3,897	2,114
Other accrued expenses	3,415	1,840

Total accounts payable and accrued expenses	$179,420	$145,353

Accounts payable included negative cash balances due to outstanding checks of $9.8 million and $28.1 million as of May 4, 2013 and February 2, 2013, respectively.

NOTE 8—ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accounts payable and accrued expenses consist of the following (in thousands):

	February 2, 2013	January 28, 2012
Accounts payable	$81,608	$47,440
Accrued freight and duty	17,639	8,896
Accrued compensation	16,621	21,168
Accrued sales taxes	12,783	8,472
Accrued catalog costs	6,906	7,176
Accrued occupancy	5,842	6,203
Accrued professional fees	2,114	2,494
Other accrued expenses	1,840	3,845

Total accounts payable and accrued expenses	$145,353	$105,694

Accounts payable included negative cash balances due to outstanding checks of $28.1 million and $12.4 million as of February 2, 2013, and January 28, 2012, respectively.

Other current liabilities consist of the following (in thousands):

	February 2, 2013	January 28, 2012
Unredeemed gift certificate and merchandise credit liability	$18,435	$20,742
Allowance for sales returns	5,206	3,181
Capital lease obligation—current	2,925	4,114
Other liabilities	5,862	2,824

Total other current liabilities	$32,428	$30,861